Columbia Dividend Income Fund
First Quarter Report
August 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Dividend Income Fund, August 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 6.3%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	28,731,982	841,559,753
Entertainment 1.7%
Walt Disney Co. (The)	6,213,138	735,511,276
Interactive Media & Services 1.5%
Alphabet, Inc., Class A	3,200,493	681,416,965
Media 1.2%
Comcast Corp., Class A	16,155,418	548,799,549
Total Communication Services		2,807,287,543
Consumer Discretionary 5.4%
Broadline Retail 0.7%
eBay, Inc.	3,676,020	333,084,172
Hotels, Restaurants & Leisure 1.7%
McDonald’s Corp.	2,364,344	741,316,418
Specialty Retail 3.0%
Home Depot, Inc. (The)	2,036,704	828,470,086
TJX Companies, Inc. (The)	3,671,574	501,573,724
Total		1,330,043,810
Total Consumer Discretionary		2,404,444,400
Consumer Staples 8.4%
Beverages 1.8%
Coca-Cola Co. (The)	7,933,326	547,320,161
PepsiCo, Inc.	1,766,118	262,533,440
Total		809,853,601
Consumer Staples Distribution & Retail 2.3%
Walmart, Inc.	10,500,824	1,018,369,912
Food Products 1.1%
Mondelez International, Inc., Class A	7,394,443	454,314,578
Household Products 2.1%
Procter & Gamble Co. (The)	5,944,625	933,543,910
Tobacco 1.1%
Altria Group, Inc.	7,407,342	497,847,456
Total Consumer Staples		3,713,929,457
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 6.4%
Oil, Gas & Consumable Fuels 6.4%
Chevron Corp.	5,120,769	822,395,501
ConocoPhillips Co.	3,577,418	354,057,060
EOG Resources, Inc.	2,581,389	322,208,975
Exxon Mobil Corp.	8,838,071	1,010,103,135
Valero Energy Corp.	2,255,832	342,909,022
Total		2,851,673,693
Total Energy		2,851,673,693
Financials 21.2%
Banks 9.9%
Bank of America Corp.	19,098,239	969,044,647
JPMorgan Chase & Co.	6,570,347	1,980,433,993
PNC Financial Services Group, Inc. (The)	2,815,948	584,140,253
Wells Fargo & Co.	10,703,319	879,598,755
Total		4,413,217,648
Capital Markets 6.7%
Bank of New York Mellon Corp. (The)	7,513,866	793,464,250
Blackrock, Inc.	538,385	606,835,269
Blackstone, Inc.	1,335,228	228,858,079
CME Group, Inc.	2,316,472	617,362,953
Morgan Stanley	4,824,509	725,992,114
Total		2,972,512,665
Financial Services 1.3%
Visa, Inc., Class A	1,682,240	591,778,387
Insurance 3.3%
Chubb Ltd.	3,109,507	855,332,091
Marsh & McLennan Companies, Inc.	2,860,409	588,700,776
Total		1,444,032,867
Total Financials		9,421,541,567
Health Care 11.8%
Biotechnology 2.4%
AbbVie, Inc.	3,416,973	718,931,119
Gilead Sciences, Inc.	3,131,151	353,726,129
Total		1,072,657,248

Columbia Dividend Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Dividend Income Fund, August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	5,573,186	739,338,855
Medtronic PLC	5,141,711	477,202,198
Total		1,216,541,053
Health Care Providers & Services 1.2%
UnitedHealth Group, Inc.	1,663,231	515,385,390
Life Sciences Tools & Services 0.5%
Danaher Corp.	1,045,508	215,186,456
Pharmaceuticals 5.0%
Bristol-Myers Squibb Co.	9,009,701	425,077,693
Johnson & Johnson	7,728,512	1,369,260,471
Merck & Co., Inc.	5,087,417	427,953,518
Total		2,222,291,682
Total Health Care		5,242,061,829
Industrials 13.5%
Aerospace & Defense 2.6%
General Dynamics Corp.	1,747,405	567,155,241
Northrop Grumman Corp.	977,748	576,910,430
Total		1,144,065,671
Building Products 1.0%
Trane Technologies PLC	1,110,034	461,330,130
Commercial Services & Supplies 1.1%
Waste Management, Inc.	2,254,935	510,494,735
Electrical Equipment 0.6%
Eaton Corp. PLC	786,613	274,638,063
Ground Transportation 1.8%
CSX Corp.	9,168,753	298,076,160
Union Pacific Corp.	2,257,669	504,747,058
Total		802,823,218
Industrial Conglomerates 1.6%
Honeywell International, Inc.	3,137,235	688,623,083
Machinery 3.5%
Cummins, Inc.	678,894	270,498,525
Illinois Tool Works, Inc.	1,613,889	427,115,724
Parker-Hannifin Corp.	1,141,309	866,652,989
Total		1,564,267,238
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.3%
Automatic Data Processing, Inc.	1,829,748	556,334,879
Total Industrials		6,002,577,017
Information Technology 15.7%
Communications Equipment 1.9%
Cisco Systems, Inc.	12,164,799	840,465,963
Electronic Equipment, Instruments & Components 0.9%
TE Connectivity PLC	1,923,644	397,232,486
IT Services 2.6%
Accenture PLC, Class A	1,641,310	426,691,361
International Business Machines Corp.	3,078,396	749,558,642
Total		1,176,250,003
Semiconductors & Semiconductor Equipment 7.0%
Analog Devices, Inc.	3,553,114	892,933,079
Broadcom, Inc.	2,982,882	887,079,278
KLA Corp.	554,056	483,136,832
Lam Research Corp.	4,201,027	420,732,854
QUALCOMM, Inc.	1,236,588	198,756,789
Texas Instruments, Inc.	1,236,056	250,276,619
Total		3,132,915,451
Software 3.3%
Microsoft Corp.	2,874,025	1,456,239,727
Total Information Technology		7,003,103,630
Materials 2.3%
Chemicals 1.2%
Linde PLC	1,131,785	541,321,448
Containers & Packaging 1.1%
Avery Dennison Corp.	1,283,820	220,367,703
Packaging Corp. of America	1,138,829	248,219,169
Total		468,586,872
Total Materials		1,009,908,320
Real Estate 1.6%
Health Care REITs 0.3%
Welltower, Inc.	836,620	140,786,414
Industrial REITs 0.5%
Prologis, Inc.	1,725,944	196,377,908
Columbia Dividend Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Dividend Income Fund, August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.4%
AvalonBay Communities, Inc.	982,906	192,502,140
Specialized REITs 0.4%
Public Storage	607,428	178,942,215
Total Real Estate		708,608,677
Utilities 5.8%
Electric Utilities 3.5%
American Electric Power Co., Inc.	2,952,255	327,759,350
Entergy Corp.	5,659,539	498,548,791
NextEra Energy, Inc.	2,910,428	209,696,337
Southern Co. (The)	5,601,053	516,977,192
Total		1,552,981,670
Multi-Utilities 2.3%
Ameren Corp.	2,358,844	235,365,454
CMS Energy Corp.	2,591,894	185,501,854
DTE Energy Co.	1,144,359	156,376,657
Public Service Enterprise Group, Inc.	2,410,974	198,495,489
WEC Energy Group, Inc.	2,420,333	257,789,668
Total		1,033,529,122
Total Utilities		2,586,510,792
Total Common Stocks (Cost $24,660,149,380)		43,751,646,925

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(a),(b)	652,727,450	652,531,632
Total Money Market Funds (Cost $652,466,483)		652,531,632
Total Investments in Securities (Cost: $25,312,615,863)		44,404,178,557
Other Assets & Liabilities, Net		72,095,816
Net Assets		44,476,274,373
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at August 31, 2025.
(b)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.463%
	727,069,445	531,728,358	(606,266,171)	—	652,531,632	2,479	7,907,210	652,727,450
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Dividend Income Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT139_05_R01_(10/25)